Guarantees, Pledged Assets and Collateral Guarantees, Collateral Type and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	$ 82,104	$ 81,542
Securities Lending	7,007	9,736
Total Repurchases and Securities Lending	89,111	91,278
Securities of U.S. Treasury and federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	34,335	32,254
Securities Lending	152	61
Securities of U.S. states and political subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	81	7
Federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	32,669	37,033
Securities Lending	104	76
Non-Agency Mortgage-backed Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,167	1,680
Securities Lending	1	0
Corporate debt securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	6,829	4,674
Securities Lending	653	899
Asset-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	3,010	2,275
Equity securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,309	2,457
Securities Lending	6,097	8,700
Other [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,704	1,162
Overnight/Continuous [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	60,516	58,021
Securities Lending	5,565	7,845
Total Repurchases and Securities Lending	66,081	65,866
Up to 30 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	9,598	19,561
Securities Lending	167	362
Total Repurchases and Securities Lending	9,765	19,923
30-90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	6,762	2,935
Securities Lending	1,275	1,529
Total Repurchases and Securities Lending	8,037	4,464
Over 90 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	5,228	1,025
Securities Lending	0	0
Total Repurchases and Securities Lending	$ 5,228	$ 1,025